INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Feb. 28, 2015
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of February 28, 2014	As of February 28, 2015
Domain names	$2,077,796	$2,077,796
Copyrights	1,648,532	1,648,532
Partnership agreement	349,783	349,783
Trade name	1,034,312	2,145,262
Student base	221,082	221,082
Non-compete agreement	49,846	49,846
Education license	4,509	144,074
Customer relationship	426,839	426,839
Concession	—	404,523
Technology	—	63,801
User base	—	193,000

Total cost of intangible assets	5,812,699	7,724,538
Less: accumulated amortization	(3,389,169)	(4,126,372)
Add: foreign exchange difference	112,063	89,089

	$2,535,593	$3,687,255